Document and Entity Information	Feb. 14, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001803737
Document Type	8-K/A
Document Period End Date	Feb. 14, 2023
Entity Registrant Name	Enhabit, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41406
Entity Tax Identification Number	47-2409192
Entity Address, Address Line One	6688 N. Central Expressway
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75206
City Area Code	(214)
Local Phone Number	239-6500
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	EHAB
Security Exchange Name	NYSE
Amendment Description	On February 14, 2023, Enhabit, Inc. (the “Company”) furnished copies of a press release and supplemental information reporting its financial results for the quarter and year ended December 31, 2022 on a Current Report on Form 8-K (the “Original 8-K”). This Amendment No. 1 on Form 8-K/A is being furnished to amend Items 2.02 and 7.01 of the Original 8-K, as described below.